Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 121,576	£ 121,308
Contingent liabilities and commitments	126,581	125,367	£ 128,732
Guarantees
Contingent liabilities and commitments
Estimated net exposure	3,150	2,055
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,855	£ 2,004